RISK MANAGEMENT - Investment Price Risk in Equity Instruments (Details) - Equity investments - Investment securities at fair value - Investments in equity instruments designated at fair value through other comprehensive income [member] - COP ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investment subject to Regulatory VaR	$ 75,584	$ 45,706
Regulatory VaR	$ 11,111	$ 6,719
Percentage of portfolio	100.00%	100.00%
Later than three years [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investment subject to Regulatory VaR	$ 75,584	$ 45,706
Regulatory VaR	$ 11,111	$ 6,719
Percentage of portfolio	100.00%	100.00%